Accounts Payable and Accrued Expenses (Q3)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
9. Accounts Payable and Accrued Expenses

Accounts payable and accrued liabilities as of September 30, 2021 and December 31, 2020 consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Accounts payable	$6,362	$2,244
Accrued employee expenses	6,500	6,586
Other accrued liabilities	11,019	3,821
	$23,881	$12,651